INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 29,568,305		$ 41,025,674
Land		3,903,489		5,475,606
Other assets		10,795,084		12,750,906
Operating Limited Partnerships Assets		44,266,878		59,252,186
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		60,384,689		72,860,731
Accounts payable and accrued expenses		5,192,518		5,382,780
Other liabilities		2,831,188		4,530,328
Operating Limited Partnerships Liabilities		68,408,395		82,773,839
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (24,145,358)	(24,145,358)	$ (23,062,703)	(23,062,703)
Other partners		3,841		(458,950)
Operating Limited Partnerships Partners Capital		(24,141,517)		(23,521,653)
Operating Limited Partnerships Liabilities And Stockholders Equity		44,266,878		59,252,186
Series Fifteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		4,806,190		7,779,483
Land		684,856		963,395
Other assets		2,285,357		2,894,330
Operating Limited Partnerships Assets		7,776,403		11,637,208
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		12,126,820		16,319,288
Accounts payable and accrued expenses		206,977		243,807
Other liabilities		246,198		541,611
Operating Limited Partnerships Liabilities		12,579,995		17,104,706
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,932,352)	(4,932,352)	(5,605,777)	(5,605,777)
Other partners		128,760		138,279
Operating Limited Partnerships Partners Capital		(4,803,592)		(5,467,498)
Operating Limited Partnerships Liabilities And Stockholders Equity		7,776,403		11,637,208
Series Sixteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		11,930,712		13,895,144
Land		1,288,687		1,333,368
Other assets		5,278,428		5,422,745
Operating Limited Partnerships Assets		18,497,827		20,651,257
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		21,602,240		23,069,729
Accounts payable and accrued expenses		3,687,571		3,644,733
Other liabilities		713,482		847,450
Operating Limited Partnerships Liabilities		26,003,293		27,561,912
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(7,668,936)	(7,668,936)	(6,622,975)	(6,622,975)
Other partners		163,470		(287,680)
Operating Limited Partnerships Partners Capital		(7,505,466)		(6,910,655)
Operating Limited Partnerships Liabilities And Stockholders Equity		18,497,827		20,651,257
Series Seventeen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,080,072		11,002,475
Land		803,500		2,052,397
Other assets		1,471,554		2,489,058
Operating Limited Partnerships Assets		7,355,126		15,543,930
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		10,083,602		16,764,622
Accounts payable and accrued expenses		671,726		935,022
Other liabilities		613,348		1,886,305
Operating Limited Partnerships Liabilities		11,368,676		19,585,949
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,957,718)	(3,957,718)	(3,915,291)	(3,915,291)
Other partners		(55,832)		(126,728)
Operating Limited Partnerships Partners Capital		(4,013,550)		(4,042,019)
Operating Limited Partnerships Liabilities And Stockholders Equity		7,355,126		15,543,930
Series Eighteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		5,800,183		6,257,820
Land		856,966		856,966
Other assets		1,226,998		1,442,202
Operating Limited Partnerships Assets		7,884,147		8,556,988
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		11,609,745		11,706,500
Accounts payable and accrued expenses		399,968		329,300
Other liabilities		637,481		722,824
Operating Limited Partnerships Liabilities		12,647,194		12,758,624
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,553,275)	(4,553,275)	(4,036,509)	(4,036,509)
Other partners		(209,772)		(165,127)
Operating Limited Partnerships Partners Capital		(4,763,047)		(4,201,636)
Operating Limited Partnerships Liabilities And Stockholders Equity		7,884,147		8,556,988
Series Nineteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		1,951,148		2,090,752
Land		269,480		269,480
Other assets		532,747		502,571
Operating Limited Partnerships Assets		2,753,375		2,862,803
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		4,962,282		5,000,592
Accounts payable and accrued expenses		226,276		229,918
Other liabilities		620,679		532,138
Operating Limited Partnerships Liabilities		5,809,237		5,762,648
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	$ (3,033,077)	(3,033,077)	$ (2,882,151)	(2,882,151)
Other partners		(22,785)		(17,694)
Operating Limited Partnerships Partners Capital		(3,055,862)		(2,899,845)
Operating Limited Partnerships Liabilities And Stockholders Equity		$ 2,753,375		$ 2,862,803